13. INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2014
Income Tax Disclosure [Abstract]
Schedule of deferred tax assets
	2014	2013

Deferred tax assets:
Net operating loss carryforwards	$1,083,064	$466,161
Allowance for doubtful accounts	39,834	159,338
Intangible assets	310,548	141,730
Investment in KannaLife Sciences	–	123,787
Stock-based compensation	128,703	–
Other	33,596	113,399
	1,595,745	1,004,415

Deferred tax liabilities:
Property and equipment	(85,217)	(43,658)
Total deferred tax assets	1,510,528	960,757
Valuation allowance	(1,510,528)	(960,757)
Net deferred tax assets	$–	$–

Reconciliation of taxes
	2014	2013

Income tax benefit at statutory rate	$(444,442)	$(782,067)
State taxes	(94,475)	(132,094)
Stock-based compensation	2,293,891	–
Investment in KannaLife Sciences	(2,567,000)	–
Amortization of discount on convertible note	200,421	3,880
Permanent differences	(8,114)	–
Other	69,948	–
Change in valuation allowance	549,771	910,281
Total provision	$–	$–